Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Utilities Portfolio
September 30, 2022
VUT-NPRT3-1122
1.807738.118
Common Stocks - 98.9%
	Shares	Value ($)
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
Quanta Services, Inc.	3,300	420,387
Electric Utilities - 70.2%
Electric Utilities - 70.2%
American Electric Power Co., Inc.	124,942	10,801,236
Avangrid, Inc. (a)	79,297	3,306,685
Constellation Energy Corp.	200,252	16,658,964
Duke Energy Corp.	71,883	6,686,557
Edison International	146,127	8,267,866
Emera, Inc.	1,300	52,599
Entergy Corp.	72,637	7,309,461
Evergy, Inc.	8,270	491,238
Eversource Energy	103,916	8,101,291
Exelon Corp.	399,586	14,968,492
FirstEnergy Corp.	204,589	7,569,793
NextEra Energy, Inc.	550,602	43,172,703
OGE Energy Corp.	76,601	2,792,872
PG&E Corp. (b)	904,330	11,304,125
PNM Resources, Inc.	12,117	554,110
PPL Corp.	415,300	10,527,855
Southern Co.	449,535	30,568,380
Xcel Energy, Inc.	107,400	6,873,600
		190,007,827
Gas Utilities - 0.6%
Gas Utilities - 0.6%
Southwest Gas Corp.	23,843	1,663,049
Independent Power and Renewable Electricity Producers - 7.5%
Independent Power Producers & Energy Traders - 4.5%
Energy Harbor Corp. (b)	22,100	1,679,600
The AES Corp.	310,225	7,011,085
Vistra Corp.	169,712	3,563,952
		12,254,637
Renewable Electricity - 3.0%
Brookfield Renewable Corp.	30,000	980,400
Clearway Energy, Inc.:
Class A	31,548	918,047
Class C	12,335	392,870
NextEra Energy Partners LP (a)	67,807	4,903,124
Sunnova Energy International, Inc. (a)(b)	39,237	866,353
		8,060,794
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		20,315,431
Multi-Utilities - 19.9%
Multi-Utilities - 19.9%
CenterPoint Energy, Inc.	228,481	6,438,595
Consolidated Edison, Inc.	31,412	2,693,893
Dominion Energy, Inc.	118,139	8,164,586
NiSource, Inc.	334,700	8,431,093
Public Service Enterprise Group, Inc.	179,201	10,076,472
Sempra Energy	120,015	17,995,049
		53,799,688
Oil, Gas & Consumable Fuels - 0.5%
Oil & Gas Storage & Transport - 0.5%
Cheniere Energy, Inc.	8,400	1,393,644
TOTAL COMMON STOCKS (Cost $232,726,895)		267,600,026

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	3,152,367	3,152,998
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	4,559,194	4,559,650
TOTAL MONEY MARKET FUNDS (Cost $7,712,648)		7,712,648

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $240,439,543)	275,312,674
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(4,679,789)
NET ASSETS - 100.0%	270,632,885

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	1,236,452	103,798,376	101,881,830	60,764	-	-	3,152,998	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	731,675	40,818,315	36,990,340	2,553	-	-	4,559,650	0.0%
Total	1,968,127	144,616,691	138,872,170	63,317	-	-	7,712,648

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.